UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Courtney R. Taylor
Capital Private Client Services Funds
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Core Municipal Fund
Schedule of Investments
at January 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 90.57%
Alabama - 2.46%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,140	0.41%
5.00%, 05/01/17	1,000	1,208	0.43
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,107	0.76
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,239	0.80
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	173	0.06

		6,867	2.46

Alaska - 0.04%
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	102	0.04

		102	0.04

Arizona - 3.41%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 0.93%, 02/01/421	140	131	0.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	217	0.08
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,169	0.42
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12 @ 100), 5.00%, 07/01/251	100	102	0.03
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,149	0.41
5.00%, 07/01/20	2,800	3,352	1.20
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	153	0.05
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,263	1.17

		9,536	3.41

California - 8.00%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,524	0.54
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,079	0.39
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	115	0.04
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	144	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	899	0.32
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/381	1,250	1,250	0.45
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/381	1,700	1,700	0.61
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 02/01/12 @ 100), Series 144A, 0.70%, 08/01/241,2	250	250	0.09
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,418	0.86
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,236	0.44
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	105	0.04
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,100	2,226	0.80
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	116	0.04
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	1,049	0.38
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/251	1,000	1,001	0.36
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	102	0.04
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	740	0.26
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	111	0.04
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 1.019%, 07/01/191	100	80	0.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,154	0.77
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	102	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	610	647	0.23
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	1,390	1,492	0.53
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	202	0.07
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	663	0.24
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	113	0.04
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	100	0.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	125	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	320	395	0.14
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	233	0.08

		22,376	8.00

Colorado - 1.56%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	230	0.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	348	0.12
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	161	0.06
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	139	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,324	0.83
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,168	0.42

		4,370	1.56

District of Columbia - 1.60%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.68%, 12/01/151	1,250	1,250	0.45
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,807	1.00
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/12	200	206	0.07
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	224	0.08

		4,487	1.60

Florida - 13.84%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/13	850	899	0.32
5.00%, 06/01/16	635	702	0.25
5.25%, 06/01/17	3,100	3,488	1.25
6.00%, 06/01/16	300	343	0.12
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,180	0.42
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	122	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	114	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,184	0.42
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,384	0.49
5.00%, 11/15/17	2,000	2,364	0.84
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	105	0.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,278	0.46
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	316	0.11
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	118	0.04
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	940	1,019	0.36
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,325	1,437	0.51
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	650	714	0.26
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	164	0.06
5.00%, 07/01/15	1,400	1,559	0.56
5.00%, 07/01/16	2,000	2,267	0.81
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	720	0.26
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	597	0.21
5.00%, 07/01/16	2,000	2,340	0.84
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,743	0.62
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,022	0.37
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,106	0.40
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	105	0.04
5.00%, 01/15/20	300	369	0.13
5.00%, 01/15/23	300	359	0.13
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	213	0.08
Hillsborough County Ind. Dev. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 03/15/12 @ 100) (AMBAC Insured), 5.00%, 12/01/341	2,000	2,010	0.72
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	217	0.08
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	214	0.08
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,510	0.54
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	449	0.16
3.00%, 07/01/16	2,050	2,175	0.78
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	107	0.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 10/01/12	100	103	0.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	103	0.04
5.00%, 10/01/17	1,000	1,210	0.43
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	200	236	0.08
Saint Johns County School Board, School Imps. Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	203	0.07
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	302	0.11
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	533	0.19

		38,703	13.84

Georgia - 3.75%
Appling County Dev. Auth., Rev. Bonds (Mandatory Put 03/01/13 @ 100), Series A, 2.50%, 01/01/381	1,100	1,118	0.40
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	364	0.13
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,458	0.52
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,210	0.79
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	230	0.08
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 06/01/12	600	609	0.22
5.00%, 03/01/16	1,000	1,175	0.42
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	102	0.04
5.00%, 06/01/18	400	491	0.18
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	115	0.04
Main Street Natural Gas Inc., Energy Res. Auth. Imps. Rev. Bonds, Series B, 5.00%, 03/15/12	125	126	0.04
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,217	0.43
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	606	0.22
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	106	0.04
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	563	0.20

		10,490	3.75

Hawaii - 1.04%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	754	0.27
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,572	0.56
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	500	585	0.21

		2,911	1.04

Illinois - 5.49%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	111	0.04
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,854	0.66
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,179	0.42
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	223	0.08
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	305	0.11
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	170	183	0.06
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	113	0.04
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	70	70	0.02
4.10%, 07/01/13	245	246	0.09
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,108	0.40
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,172	0.78
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	102	0.04
5.375%, 06/01/13	100	105	0.04
Railsplitter Tobacco Settlement Auth., Public Imps. Rev. Bonds, 5.50%, 06/01/23	1,000	1,143	0.41
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,506	0.89
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,446	0.52
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,373	0.85
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	110	0.04

		15,349	5.49

Indiana - 1.91%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	113	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,525	0.55
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,392	0.50
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	900	930	0.33
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,196	0.43
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	171	0.06

		5,327	1.91

Iowa - 0.14%
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	379	0.14

		379	0.14

Kansas - 0.04%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	116	0.04

		116	0.04

Kentucky - 0.82%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.929%, 05/01/201	1,145	1,139	0.41
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	1,060	1,156	0.41

		2,295	0.82

Louisiana - 0.57%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	339	0.12
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	262	0.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.83%, 05/01/431	1,000	1,001	0.36

		1,602	0.57

Maryland - 0.08%
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	114	0.04
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	103	0.04

		217	0.08

Massachusetts - 2.28%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	188	0.07
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	115	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,128	0.40
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,084	0.39
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,397	0.50
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	123	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,240	0.44
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	105	0.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	880	892	0.32
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	111	0.04

		6,383	2.28

Michigan - 2.13%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	104	0.04
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,825	0.65
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,398	0.50
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	317	0.11
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A:
4.00%, 04/01/12	100	101	0.04
5.00%, 04/01/16	150	177	0.06
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	221	0.08
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,705	0.61
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	115	0.04

		5,963	2.13

Minnesota - 0.37%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	970	1,046	0.37

		1,046	0.37

Mississippi - 1.11%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,235	2,496	0.89
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.85%, 05/01/371	600	600	0.22

		3,096	1.11

Missouri - 0.15%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	75	77	0.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	212	0.08
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	125	0.04

		414	0.15

Nebraska - 0.43%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,198	0.43

		1,198	0.43

Nevada - 2.83%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	115	0.04
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	377	0.13
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,643	0.59
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, Series E-2, 5.00%, 07/01/12	2,000	2,036	0.73
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,294	0.82
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,453	0.52

		7,918	2.83

New Jersey - 3.66%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,109	0.40
5.00%, 12/15/17	2,000	2,402	0.86
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	111	0.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	106	0.04
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,115	0.40
5.00%, 12/01/17	1,420	1,637	0.58
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	566	0.20
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	800	858	0.31
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,334	0.83

		10,238	3.66

New Mexico - 0.38%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.219%, 12/01/281	1,060	1,054	0.38

		1,054	0.38

New York - 5.80%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,420	0.87
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	115	0.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,366	0.49
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,117	0.76
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/20	1,000	1,230	0.44
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,343	0.84
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	121	0.04
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	220	0.08
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	300	349	0.12
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,576	0.92
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,176	0.42
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,195	0.78

		16,228	5.80

North Carolina - 1.54%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	125	0.05
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	200	250	0.09
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	207	0.07
Raleigh Durham Airport Authority, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	3,058	1.09
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	105	0.04
5.00%, 03/01/17	300	360	0.13
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	202	0.07

		4,307	1.54

Ohio - 3.84%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,435	0.51
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,159	0.41
5.00%, 09/01/19	2,000	2,325	0.83
5.00%, 09/01/20	1,030	1,205	0.43
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, 5.75%, 06/01/331	1,000	1,139	0.41
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,150	0.41
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,808	0.65
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	500	524	0.19

		10,745	3.84

Oklahoma - 0.08%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	227	0.08

		227	0.08

Oregon - 0.39%
Oregon State Dept. of Administrative Services, Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,100	0.39

		1,100	0.39

Pennsylvania - 2.98%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,381	1.21
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	226	0.08
Pennsylvania Housing Fin. Agcy., Residential Dev. Rev. Ref. Bonds, 4.40%, 07/01/12	100	100	0.03
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,810	0.65
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A:
4.00%, 03/01/12	100	100	0.04
5.00%, 03/01/14	200	218	0.08
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,930	0.69
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	323	0.11
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	244	0.09

		8,332	2.98

Puerto Rico - 0.08%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	105	0.04
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	128	0.04

		233	0.08

South Carolina - 1.58%
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 101), 5.50%, 12/01/28	300	316	0.11
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/01/18	1,025	1,167	0.42
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,200	1,313	0.47
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,513	0.54
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	111	0.04

		4,420	1.58

Tennessee - 0.47%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	141	0.05
5.00%, 12/01/18	100	123	0.04
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	975	1,058	0.38

		1,322	0.47

Texas - 8.22%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	165	0.06
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,865	0.67
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 02/01/17	2,000	2,409	0.86
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	103	0.04
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	119	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	111	0.04
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,885	0.67
4.00%, 12/01/16	955	1,099	0.39
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	110	0.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	541	0.19
5.00%, 11/15/18	275	337	0.12
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	102	0.04
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.81%, 07/01/311	300	300	0.11
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	114	0.04
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	110	0.04
5.00%, 05/15/18	1,000	1,204	0.43
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	113	0.04
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	120	0.04
6.00%, 01/01/21	100	120	0.04
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	105	0.04
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	2,000	2,028	0.72
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	106	0.04
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,616	0.93
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	106	0.04
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	108	0.04
5.00%, 08/15/23	100	112	0.04
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,638	0.58
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,751	0.63
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	585	591	0.21
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/16	650	760	0.27
Texas Tech Univ., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/25	900	1,106	0.40
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	717	0.26
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	103	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	108	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	111	0.04

		22,993	8.22

Utah - 0.12%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	110	0.04
5.00%, 07/01/16	200	220	0.08

		330	0.12

Virginia - 0.34%
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	247	0.09
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	297	0.10
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	206	0.07
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	102	0.04
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	106	0.04

		958	0.34

Washington - 3.48%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,265	0.81
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	115	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	111	0.04
5.00%, 07/01/15	500	564	0.20
5.00%, 07/01/17	1,000	1,191	0.43
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	2,003	0.72
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	174	0.06
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,743	0.62
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	115	0.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	109	0.04
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,338	0.48

		9,728	3.48

Wisconsin - 3.56%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,352	0.48
State of Wisconsin, Cash Flow Mgmt. General Rev. Notes, 2.00%, 06/15/12	6,000	6,042	2.16
State of Wisconsin, General Fund Rev. Ref. Bonds, Series A (St. Approp. Insured), 5.00%, 05/01/18	700	856	0.31
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	223	0.08
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	115	0.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,377	0.49

		9,965	3.56

Total bonds & notes (cost: $240,872,532)		253,325	90.57

Short-term securities - 9.62%
Albermarle County Econ. Dev. Auth., Health Care Facs. Imps. Rev. Bonds:1
0.03%, 10/01/48	2,600	2,600	0.93
0.08%, 03/01/39	1,000	1,000	0.36
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.05%, 09/01/381	850	850	0.30
California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.07%, 07/01/341	1,490	1,490	0.53
City of Minneapolis /St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.07%, 11/15/351	300	300	0.11
Colorado Educ. & Cultural Facs. Auth., Econ. Imps. Misc. Rev. Bonds:1
0.08%, 07/01/29	900	900	0.32
0.07%, 09/01/37	800	800	0.29
County of Christian, Public Imps. Lease Rev. Bonds, Series A, 0.06%, 06/01/381	100	100	0.03
County of Jackson, Ind. Rev. Ref. Bonds, 0.04%, 12/01/161	100	100	0.04
County of Uinta, Ind. Rev. Ref. Bonds, 0.04%, 08/15/201	150	150	0.05
Fairfax County Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-2, 0.06%, 05/15/351	1,520	1,520	0.54
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:1
0.07%, 08/01/43	2,260	2,260	0.81
0.08%, 08/01/43	600	600	0.21
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.06%, 08/15/441	1,800	1,800	0.64
Irvine Ranch Water Dist., G.O. Prop. Tax Water Util. Imps. Rev. Bonds, Series B, 0.05%, 10/01/411	3,700	3,700	1.32
Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 0.06%, 08/15/331	800	800	0.29
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 0.07%, 08/15/381	800	800	0.29
Maryland Econ. Dev. Corp., Misc. Rev. Ref. Bonds, 0.10%, 07/01/381	1,700	1,700	0.61
Missouri State Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.05%, 02/15/341	170	170	0.06
Montana Fac. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.07%, 12/01/251	570	570	0.20
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.10%, 07/01/381	1,200	1,200	0.43
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.06%, 06/01/311	800	800	0.29
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.05%, 07/01/431	1,200	1,200	0.43
Ohio St. Water Dev. Auth., Ind. Rev. Ref. Bonds, Series B, 0.06%, 12/01/331	300	300	0.11
Pinellas County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 0.07%, 11/01/381	700	700	0.25
Syracuse Ind. Dev. Agcy., College & Univ. Imps. Rev. Bonds, Series A-1, 0.04%, 07/01/371	500	500	0.18

Total Short-term securities (cost: $26,910,000)		26,910	9.62

Total investment securities (cost: $267,782,532)		280,235	100.19
Other assets less liabilities		(541)	(0.19)

Net assets		$279,694	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2
Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified insitutional buyers.  At January 31, 2012, the aggregate market value of these securities amounted to $250,018, representing 0.09% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Short-Term Municipal Fund
Schedule of Investments
at January 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 86.88%
Alabama - 1.54%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,141	0.78%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,119	0.76

		2,260	1.54

Arizona - 3.62%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	405	0.27
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	217	0.15
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	303	0.21
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	2,465	2,691	1.83
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	646	0.44
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/16	875	1,052	0.72

		5,314	3.62

California - 8.69%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	475	0.32
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/381	1,000	1,000	0.68
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/381	1,000	1,000	0.68
California State Dept. of Water Res., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/15	1,000	1,141	0.78
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,000	1,232	0.84
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	681	0.46
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	600	630	0.43
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/251	500	501	0.34
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	345	0.24
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	535	0.36
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	506	0.35
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	185	196	0.13
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	415	445	0.30
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/15	1,000	1,129	0.77
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/14	1,000	1,108	0.75
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	750	834	0.57
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	1,000	1,014	0.69

		12,772	8.69

Colorado - 3.02%
Arapahoe County School Dist. No. 5 Cherry Creek, G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	103	0.07
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	468	0.32
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 01/01/15	1,000	1,109	0.75
5.00%, 07/01/39	1,000	1,117	0.76
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	556	0.38
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,081	0.74

		4,434	3.02

Connecticut - 0.33%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	484	0.33

		484	0.33

District of Columbia - 1.65%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	110	0.07
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.68%, 12/01/151	1,000	1,000	0.68
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,215	0.83
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	104	0.07

		2,429	1.65

Florida - 10.50%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,080	0.74
5.00%, 06/01/16	790	873	0.59
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	635	0.43
City of Tampa Florida, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	252	0.17
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	845	0.58
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,492	1.02
5.00%, 10/01/17	450	550	0.37
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 4.00%, 10/01/14	250	266	0.18
County of Miami-Dade, Public Imps. Misc. Rev. Bonds, Series A (AGM Insured), 5.00%, 04/01/13	1,500	1,569	1.07
County of Miami-Dade, School Board Certs. of Part. Lease Rev. Ref. Bonds, Series A, 5.00%, 05/01/311	1,000	1,074	0.73
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	640	699	0.48
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	350	384	0.26
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,615	1.10
5.00%, 07/01/16	190	215	0.15
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	336	0.23
Florida State Board of Edu., G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 06/01/14	935	1,035	0.70
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	625	0.43
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,106	0.75
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	105	0.07
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	104	0.07
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	558	0.38

		15,418	10.50

Georgia - 2.26%
Burke County Dev. Auth., Energy Res. Auth. Pollution Control Rev. Bonds (Mandatory Put 04/01/14 @ 100), 1.20%, 10/01/321	750	752	0.51
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	500	583	0.40
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 4.00%, 01/01/14	1,000	1,060	0.72
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	600	705	0.48
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	216	0.15

		3,316	2.26

Guam - 0.47%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	687	0.47

		687	0.47

Hawaii - 0.91%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	112	0.08
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,229	0.83

		1,341	0.91

Illinois - 6.54%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	360	0.24
4.00%, 01/01/16	1,000	1,093	0.74
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/341	450	493	0.34
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	366	0.25
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,523	1.04
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,075	0.73
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	780	0.53
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	107	0.07
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,129	0.77
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,169	0.80
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,506	1.03

		9,601	6.54

Indiana - 0.62%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	678	0.46
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	232	0.16

		910	0.62

Kansas - 0.33%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	250	254	0.17
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	231	0.16

		485	0.33

Kentucky - 1.90%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.929%, 05/01/201	1,270	1,264	0.86
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	385	420	0.29
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,104	0.75

		2,788	1.90

Louisiana - 1.71%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,750	1,907	1.30
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	107	0.07
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.83%, 05/01/431	500	501	0.34

		2,515	1.71

Massachusetts - 1.41%
Commonwealth of Massachusetts, G.O. Misc. Taxes Public Imps. Bonds, Series B, 5.00%, 07/01/13	100	107	0.07
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	112	0.08
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	699	0.48
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	671	0.46
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	113	0.08
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	253	0.17
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	111	0.07

		2,066	1.41

Michigan - 1.87%
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	515	0.35
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,153	0.78
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/14	1,000	1,082	0.74

		2,750	1.87

Minnesota - 0.49%
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	721	0.49

		721	0.49

Mississippi - 0.27%
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.85%, 05/01/371	400	400	0.27

		400	0.27

Missouri - 0.52%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	700	761	0.52

		761	0.52

Nebraska - 0.45%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	625	665	0.45

		665	0.45

Nevada - 2.07%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	348	0.24
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/15	450	506	0.34
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,193	1.49

		3,047	2.07

New Jersey - 3.70%
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,179	0.80
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	111	0.08
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	529	0.36
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,092	0.74
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	558	0.38
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	340	0.23
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	430	461	0.31
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,167	0.80

		5,437	3.70

New Mexico - 0.80%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.219%, 12/01/281	1,180	1,174	0.80

		1,174	0.80

New York - 6.36%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,191	0.81
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/15	1,000	1,145	0.78
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,157	0.79
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/15	500	571	0.39
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A, 4.00%, 11/15/14	1,000	1,091	0.74
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	456	0.31
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	597	0.41
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	211	0.14
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, Series B, 5.25%, 07/01/321	1,000	1,066	0.72
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	367	0.25
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,498	1.02

		9,350	6.36

North Carolina - 1.18%
City of Fayetteville, Multiple Util. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/14	100	109	0.07
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	156	0.11
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	525	602	0.41
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	618	0.42
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	250	253	0.17

		1,738	1.18

Ohio - 2.88%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,868	1.27
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,085	0.74
5.00%, 09/01/15	500	554	0.37
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	670	731	0.50

		4,238	2.88

Oklahoma - 0.41%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	135	0.09
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 0.83%, 01/01/231	465	461	0.32

		596	0.41

Pennsylvania - 2.44%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,127	0.77
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	855	0.58
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	245	0.17
Philadelphia Hospitals & Higher Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.25%, 07/01/12	250	254	0.17
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,106	0.75

		3,587	2.44

South Carolina - 0.96%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	725	794	0.54
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	507	0.35
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	111	0.07

		1,412	0.96

Tennessee - 0.08%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	112	0.08

		112	0.08

Texas - 7.60%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	207	0.14
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,172	0.80
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	106	0.07
County of Harris, Highway Imps. Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	514	0.35
Dallas Area Rapid Transit, Sales Tax. Rev. Ref. Bonds, Series A, 5.00%, 12/01/14	975	1,099	0.75
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.81%, 07/01/311	200	200	0.14
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	300	329	0.22
5.00%, 05/15/15	500	567	0.39
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	109	0.07
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	1,000	1,014	0.69
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	730	0.50
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	357	0.24
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	500	554	0.38
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,110	0.76
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	195	197	0.13
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/13	200	210	0.14
5.00%, 03/15/15	715	811	0.55
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	550	0.37
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	260	0.18
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,070	0.73

		11,166	7.60

Virginia - 0.07%
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	102	0.07

		102	0.07

Washington - 5.58%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	557	0.38
5.00%, 07/01/15	1,250	1,411	0.96
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,161	0.79
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	821	0.56
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	542	0.37
5.00%, 12/01/15	1,000	1,160	0.79
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,186	0.81
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	706	0.48
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	595	647	0.44

		8,191	5.58

Wisconsin - 3.65%
State of Wisconsin, Cash Flow Mgmt. General Rev. Notes, 2.00%, 06/15/12	4,000	4,028	2.74
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	817	0.56
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	519	0.35

		5,364	3.65

Total bonds & notes (cost: $124,195,115)		127,631	86.88

Short-term securities - 13.73%
Breckinridge County Kentucky Rev. Bonds, 0.06%, 02/01/321	2,045	2,045	1.39
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series B, 0.06%, 10/01/261	500	500	0.34
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.05%, 09/01/381	400	400	0.27
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 0.04%, 01/15/261	1,080	1,080	0.74
City of New York, G.O. Public Imps. Prop. Tax Bonds,Sub-Series H-4, 0.03%, 03/01/341	100	100	0.07
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series B, 0.06%, 03/01/261	250	250	0.17
County of Christian, Public Imps. Lease Rev. Bonds, Series A, 0.06%, 06/01/381	1,275	1,275	0.87
County of Jackson, Ind. Rev. Ref. Bonds, 0.04%, 12/01/161	150	150	0.10
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.08%, 08/01/431	500	500	0.34
Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.06%, 11/01/351	1,300	1,300	0.88
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.06%, 02/15/351	675	675	0.46
Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 0.06%, 08/15/331	600	600	0.41
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series U-6C, 0.07%, 10/01/421	900	900	0.61
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.10%, 07/01/381	1,095	1,095	0.75
New Hampshire Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series B, 0.06%, 06/01/411	800	800	0.54
Ohio St. Water Dev. Auth., Ind. Rev. Ref. Bonds, Series B, 0.06%, 12/01/331	700	700	0.48
Orange County School Board, Certs. of Part. Lease Ref. Bonds, Series E, 0.06%, 08/01/221	1,200	1,200	0.82
Suburban Sanitation Commission, G.O. Prop. Tax Bonds, Series A, 0.20%, 06/01/231	5,500	5,500	3.74
Utah Transit Auth., Transit Imps. Sales Tax Rev. Bonds, Sub-Series B, 0.07%, 06/15/361	1,100	1,100	0.75

Total Short-term securities (cost: $20,170,000)		20,170	13.73

Total investment securities (cost: $144,365,115)		147,801	100.61
Other assets less liabilities		(898)	(0.61)

Net assets		$146,903	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Rec.	= Recreational
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital California Core Municipal Fund
Schedule of Investments
at January 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 94.22%
California - 91.79%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,524	0.87%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/27	845	955	0.55
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	647	0.37
5.00%, 09/02/22	225	241	0.14
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	469	0.27
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	659	0.38
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,149	0.66
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	120	0.07
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	719	0.41
5.00%, 09/01/26	500	516	0.30
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,122	0.64
5.00%, 02/01/21	550	686	0.39
5.00%, 10/01/21	700	839	0.48
5.00%, 11/01/21	525	568	0.33
5.50%, 04/01/29	300	335	0.19
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	560	0.32
5.00%, 01/01/18	125	154	0.09
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	620	0.36
4.00%, 11/01/22	1,420	1,546	0.89
4.50%, 11/01/17	335	387	0.22
5.00%, 01/01/24	100	120	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 4.00%, 08/15/16	710	781	0.45
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	334	0.19
5.00%, 10/01/22	770	892	0.51
5.00%, 11/15/24	150	179	0.10
5.00%, 11/15/25	375	445	0.26
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,633	0.94
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	112	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	1,275	1,361	0.78
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/21	1,000	1,088	0.62
5.375%, 07/01/21	1,500	1,586	0.91
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	324	0.19
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,619	0.93
5.00%, 11/15/20	500	605	0.35
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	238	0.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	110	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	108	0.06
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to Maturity) (AGM Insured), 4.10%, 07/01/12	200	203	0.12
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/381	1,000	1,000	0.57
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	112	0.06
4.50%, 10/01/26	100	111	0.06
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	118	0.07
5.00%, 02/01/19	100	117	0.07
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,334	0.76
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/381	1,100	1,100	0.63
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	265	287	0.16
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	170	0.10
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 02/01/12 @ 100), Series 144A, 0.70%, 08/01/241,2	250	250	0.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101), 5.375%, 05/01/22	100	102	0.06
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.50%, 05/01/15	875	895	0.51
5.50%, 05/01/16	125	128	0.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,460	0.84
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	245	0.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,465	1.41
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	121	0.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	277	0.16
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	250	0.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series M, 5.00%, 05/01/17	500	605	0.35
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,541	0.88
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	119	0.07
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	10	0.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,206	0.69
5.00%, 12/01/23	200	238	0.14
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	218	0.12
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	220	0.13
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	347	0.20
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	212	0.12
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,547	0.89
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,333	0.76
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,482	0.85
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	227	0.13
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	211	0.12
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,079	0.62
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	915	0.52
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,881	1.65
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,135	0.65
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	112	0.06
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	340	378	0.22
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 04/01/13	700	734	0.42
5.00%, 04/01/19	600	722	0.41
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,273	0.73
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12 @ 100), 3.85%, 11/01/291	500	506	0.29
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	544	0.31
5.00%, 07/01/16	100	112	0.06
5.00%, 11/01/19	1,000	1,167	0.67
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	915	0.52
5.00%, 06/15/13	2,100	2,226	1.28
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	107	0.06
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	263	0.15
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,190	1.25
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/16	500	570	0.33
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	200	232	0.13
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	218	0.12
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	515	0.30
4.375%, 09/02/21	700	721	0.41
City of Irvine California, Special Assessment Ref. Bonds:
0.06%, 09/02/50	5,000	5,000	2.86
4.50%, 09/02/22	250	258	0.15
4.75%, 09/02/23	250	258	0.15
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	124	0.07
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,324	0.76
5.00%, 05/15/20	500	625	0.36
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 06/01/17	1,000	1,164	0.67
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,154	0.66
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.07
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	110	0.06
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,026	0.59
4.00%, 09/01/16	1,000	1,044	0.60
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	814	0.47
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	301	0.17
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,124	0.64
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	226	0.13
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	530	0.30
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/251	1,500	1,502	0.86
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	108	0.06
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	112	0.06
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,410	0.81
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	159	0.09
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	43	0.02
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	121	0.07
5.25%, 11/01/25	100	115	0.07
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	840	0.48
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	205	0.12
4.00%, 09/02/21	1,350	1,393	0.80
4.00%, 09/02/23	430	440	0.25
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	120	0.07
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	113	0.06
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	118	0.07
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	596	0.34
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,000	1,229	0.70
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	225	0.13
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	1,045	0.60
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	845	0.48
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	267	0.15
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	370	0.21
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 07/01/19	500	624	0.36
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	245	0.14
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	100	107	0.06
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,255	0.72
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	107	0.06
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	51	0.03
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	222	0.13
5.00%, 07/01/24	100	118	0.07
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	112	0.06
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/20	1,000	1,283	0.74
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/20	200	231	0.13
5.00%, 07/01/15	500	575	0.33
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 01/01/14	100	107	0.06
5.00%, 01/01/27	200	233	0.13
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series C, 5.00%, 07/01/29	100	113	0.06
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	473	0.27
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	462	0.26
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	472	0.27
5.00%, 08/01/20	375	422	0.24
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	173	0.10
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	104	0.06
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	867	0.50
5.00%, 07/01/23	745	866	0.50
5.50%, 07/01/21	1,000	1,229	0.70
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	239	0.14
5.00%, 07/01/19	200	245	0.14
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	361	0.21
4.50%, 09/01/20	445	447	0.26
Poway Unified School Dist. Public Fncg. Auth., Special Tax:
3.375%, 09/15/17	500	515	0.30
3.75%, 09/15/18	770	794	0.45
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	106	0.06
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	104	0.06
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	128	0.07
5.00%, 08/15/17	305	324	0.19
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	695	746	0.43
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	1,008	0.58
5.00%, 07/01/20	700	838	0.48
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	614	0.35
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	944	0.54
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	442	0.25
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B:
5.00%, 05/15/15	200	228	0.13
5.00%, 05/15/22	100	119	0.07
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	1,000	1,087	0.62
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	109	0.06
4.00%, 08/01/20	100	115	0.07
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/20	500	633	0.36
5.00%, 07/01/22	800	986	0.57
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	2,500	2,767	1.59
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	117	0.07
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	486	0.28
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	355	0.20
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	1,013	0.58
San Francisco City & County Public Utils. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A, 3.00%, 11/01/12	100	102	0.06
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	284	0.16
5.00%, 08/01/18	275	297	0.17
5.25%, 08/01/19	290	318	0.18
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	522	0.30
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	405	0.23
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,129	0.65
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity) (NATL-RE Insured), 5.00%, 06/01/12	50	51	0.03
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	400	478	0.27
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds,, 6.00%, 09/01/20	750	868	0.50
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	329	0.19
Santa Clara Valley Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AMBAC Insured), 4.00%, 04/01/12	100	101	0.06
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	644	0.37
4.25%, 09/01/21	1,560	1,607	0.92
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	1,000	1,124	0.64
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	995	0.57
5.00%, 08/15/20	1,000	1,053	0.60
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.91%, 11/01/141	1,700	1,702	0.97
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	243	0.14
5.00%, 07/01/20	1,550	1,921	1.10
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	574	0.33
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/16	1,500	1,770	1.01
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	245	304	0.17
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	117	0.07
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	133	0.08
5.25%, 07/01/14	1,175	1,307	0.75
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	302	0.17
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	2,001	1.15
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	123	0.07
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	323	0.19
5.25%, 02/01/14	400	427	0.24
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	3,025	1.73
State of California, G.O. General Fund Ref. Notes:
5.00%, 03/01/12	140	141	0.08
5.00%, 08/01/20	375	442	0.25
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	100	0.06
State of California, G.O. Prop. Tax Ref. Bonds, 5.25%, 10/01/20	650	797	0.46
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	110	0.06
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	124	0.07
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	300	302	0.17
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,187	1.25
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,223	1.27
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,321	0.76
State of California, G.O. Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/16	675	685	0.39
4.00%, 07/01/17	1,100	1,115	0.64
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,148	0.66
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	327	0.19
State of California, General Fund Cash Flow Mgmt. Rev. Notes, Series A2, 2.00%, 06/26/12	1,000	1,007	0.58
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	111	0.06
5.00%, 01/01/22	1,000	1,158	0.66
5.25%, 01/01/24	100	116	0.07
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	594	0.34
5.00%, 01/01/22	700	832	0.48
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 01/01/13	1,000	1,022	0.59
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	150	0.09
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	214	0.12
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	577	0.33
5.00%, 05/15/20	500	628	0.36
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	209	0.12

		160,254	91.79

District of Columbia - 0.07%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	120	0.07

		120	0.07

Florida - 0.32%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	561	0.32

		561	0.32

Guam - 0.33%
Territory of Guam, Cash Flow Mgmt. Misc. Tax Rev. Bonds, Series A, 5.00%, 01/01/25	500	573	0.33

		573	0.33

Iowa - 0.07%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	118	0.07

		118	0.07

Michigan - 0.06%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	112	0.06

		112	0.06

Puerto Rico - 1.51%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,542	0.88
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,101	0.63

		2,643	1.51

Texas - 0.07%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	115	0.07

		115	0.07

Total bonds & notes (cost: $156,795,601)		164,496	94.22

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 6.45%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.06%, 10/01/361	$2,700	$2,700	1.54%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.06%, 10/01/261	1,720	1,720	0.98
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 0.06%, 09/01/281	500	500	0.29
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.05%, 09/01/381	1,380	1,380	0.79
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.06%, 04/01/421	1,500	1,500	0.86
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.07%, 12/01/361	980	980	0.56
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.03%, 08/15/361	500	500	0.29
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.06%, 08/15/271	450	450	0.26
California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.07%, 07/01/341	1,040	1,040	0.59
Irvine Ranch Water Dist., Water Util. Imps. Prop. Tax Rev. Bonds, 0.05%, 04/01/331	400	400	0.23
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.04%, 07/01/231	100	100	0.06

Total Short-term securities (cost: $11,270,000)		11,270	6.45

Total investment securities (cost: $168,065,601)		175,766	100.67
Other assets less liabilities		(1,172)	(0.67)

Net assets		$174,594	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2
Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified insitutional buyers.  At January 31, 2012, the aggregate market value of these securities amounted to $250,018, representing 0.14% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
REFCORP	= Resolution Funding Corporation
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital California Short-Term Municipal Fund
Schedule of Investments
at January 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 91.11%
California - 86.86%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$508	0.74%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	231	0.34
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	522	0.76
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	275	0.40
4.00%, 02/01/17	100	115	0.17
5.00%, 04/01/14	100	107	0.16
5.00%, 10/01/16	250	286	0.42
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	560	0.82
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	429	0.62
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	159	0.23
4.00%, 04/01/16	300	331	0.48
4.00%, 04/01/17	200	224	0.33
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 08/15/17	510	597	0.87
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	233	0.34
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	900	961	1.40
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	169	0.25
5.00%, 11/15/16	225	254	0.37
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	317	0.46
5.00%, 08/15/14	100	110	0.16
5.00%, 11/15/16	250	289	0.42
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	165	0.24
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	220	0.32
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	108	0.16
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/381	500	500	0.73
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	410	0.60
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/381	600	600	0.87
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	247	0.36
4.00%, 10/01/16	200	223	0.32
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	511	0.74
5.875%, 05/01/16	100	102	0.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	256	0.37
5.50%, 05/01/16	400	409	0.60
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	607	0.88
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,541	2.24
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,174	1.71
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	549	0.80
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	436	0.63
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	578	0.84
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	434	0.63
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	113	0.16
5.00%, 10/01/16	240	274	0.40
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	369	0.54
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	473	0.69
5.00%, 11/01/17	350	422	0.61
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	525	0.76
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	579	0.84
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	427	0.62
5.00%, 07/01/14	650	707	1.03
5.00%, 11/01/15	300	336	0.49
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	251	0.37
5.00%, 06/15/13	1,020	1,081	1.57
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A:
5.00%, 10/01/15	500	559	0.81
5.00%, 10/01/16	500	570	0.83
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/12	350	353	0.51
City of Irvine California, Special Assessment Ref. Bonds, 0.06%, 09/02/501	3,000	3,000	4.37
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 3.00%, 06/01/14	150	159	0.23
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	459	0.67
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A, 3.50%, 10/01/13	500	527	0.77
East Bay Muni. Util. Dist. Rev. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/251	750	751	1.09
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1, 6.25%, 06/01/33	135	144	0.21
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	812	1.18
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	135	0.20
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	354	0.52
5.00%, 11/01/18	425	519	0.76
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	210	0.31
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	596	0.87
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	942	1.37
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	747	1.09
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	219	0.32
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	420	483	0.70
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	214	0.31
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	102	0.15
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A-1, 4.00%, 07/01/18	500	585	0.85
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	500	554	0.81
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	111	0.16
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	109	0.16
5.00%, 07/01/15	200	230	0.33
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	339	0.49
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	398	0.58
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A, 3.00%, 06/01/13	200	206	0.30
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	519	0.76
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	281	0.41
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	120	127	0.18
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	280	300	0.44
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	113	0.16
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	300	0.44
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	287	0.42
5.00%, 07/01/17	650	760	1.11
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	548	0.80
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	1,027	1.50
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	206	0.30
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	342	0.50
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	544	0.79
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	130	0.19
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	233	0.34
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	547	0.80
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	104	0.15
5.00%, 11/01/13	400	433	0.63
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	115	0.17
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	308	0.45
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	103	0.15
4.00%, 07/15/13	125	131	0.19
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	845	1.23
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.91%, 11/01/141	1,000	1,001	1.46
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	248	0.36
5.00%, 07/01/16	200	234	0.34
5.00%, 07/01/17	750	897	1.31
5.00%, 07/01/18	200	243	0.35
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	169	0.25
5.00%, 07/01/17	775	927	1.35
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	554	0.81
5.00%, 07/01/16	500	590	0.86
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/16	705	824	1.20
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	102	0.15
5.25%, 07/01/13	225	240	0.35
5.25%, 07/01/14	600	667	0.97
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	279	0.41
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	556	0.81
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	1,000	1.46
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	564	0.82
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	283	0.41
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 06/01/15	200	227	0.33
5.00%, 05/01/16	620	699	1.02
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	220	0.32
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	100	101	0.15
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	656	0.96
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	770	1.12
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	556	0.81
State of California, G.O. Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/16	300	304	0.44
4.00%, 07/01/17	500	507	0.74
State of California, General Fund Cash Flow Mgmt. Rev. Notes, Series A2, 2.00%, 06/26/12	1,000	1,007	1.47
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	111	0.16
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	352	0.51
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	414	0.60
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	235	0.34
West Basin Muni. Water Dist., Water Rev. Certs. of Part. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	102	0.15

		59,633	86.86

Florida - 2.17%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	109	0.16
Citizens Prop. Insurance Corp., Rev. Bonds, 1.73%, 06/01/141	700	703	1.02
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	680	0.99

		1,492	2.17

Guam - 0.50%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	343	0.50

		343	0.50

Louisiana - 0.40%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	250	272	0.40

		272	0.40

Mississippi - 0.81%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	495	553	0.81

		553	0.81

Texas - 0.37%
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, 3.00%, 07/01/17	230	256	0.37

		256	0.37

Total bonds & notes (cost: $61,092,403)		62,549	91.11

Short-term securities - 8.12%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.06%, 10/01/361	1,000	1,000	1.46
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.06%, 10/01/261	285	285	0.42
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.05%, 09/01/381	1,500	1,500	2.18
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.07%, 12/01/361	490	490	0.71
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.03%, 06/01/251	200	200	0.29
Irvine Ranch Water Dist., G.O. Prop. Tax Water Util. Imps. Rev. Bonds, Series B, 0.05%, 10/01/411	1,900	1,900	2.77
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.04%, 07/01/231	200	200	0.29

Total Short-term securities (cost: $5,575,000)		5,575	8.12

Total investment securities (cost: $66,667,403)		68,124	99.23
Other assets less liabilities		530	0.77

Net assets		$68,654	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund
Schedule of Investments
at January 31, 2012 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 98.20%
U.S. government & government agency bonds & notes - 46.52%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,037	0.71%
1.00%, 09/23/13	2,500	2,528	0.88
2.75%, 03/13/14	2,000	2,096	0.73
1.25%, 09/28/16	1,000	1,013	0.35
1.25%, 01/30/17	1,410	1,430	0.50
Federal Home Loan Banks, 1.75%, 08/22/12	835	842	0.29
Freddie Mac:
0.375%, 10/30/13	500	500	0.17
5.00%, 07/15/14	1,000	1,109	0.38
0.75%, 11/25/14	1,675	1,687	0.58
4.75%, 01/19/16	2,000	2,314	0.80
U.S. Treasury Bonds:
7.625%, 02/15/25	1,000	1,623	0.56
U.S. Treasury Inflation Indexed Bonds:
1.875%, 07/15/13	4,866	5,124	1.78
2.00%, 01/15/14	1,530	1,637	0.57
0.125%, 04/15/16	7,585	8,052	2.79
2.375%, 01/15/17	370	438	0.15
0.125%, 01/15/22	999	1,042	0.36
U.S. Treasury Notes:
1.75%, 04/15/13	1,000	1,019	0.35
3.125%, 09/30/13	3,000	3,145	1.09
1.25%, 02/15/14	7,500	7,656	2.65
2.375%, 09/30/14	10,000	10,558	3.66
2.375%, 10/31/14	455	481	0.17
4.00%, 02/15/15	4,580	5,089	1.76
4.50%, 02/15/16	500	580	0.20
2.625%, 02/29/16	11,785	12,797	4.43
1.50%, 06/30/16	3,750	3,901	1.35
1.50%, 07/31/16	4,400	4,578	1.59
1.00%, 09/30/16	1,000	1,017	0.35
4.625%, 02/15/17	4,000	4,776	1.66
4.50%, 05/15/17	10,945	13,056	4.52
8.75%, 05/15/17	490	695	0.24
1.875%, 08/31/17	6,375	6,725	2.33
3.875%, 05/15/18	1,000	1,174	0.41
2.375%, 05/31/18	3,820	4,129	1.43
4.00%, 08/15/18	4,000	4,743	1.64
1.375%, 11/30/18	3,525	3,566	1.24
3.50%, 05/15/20	6,890	7,990	2.77
2.125%, 08/15/21	3,005	3,105	1.08

Total U.S. government & government agency bonds & notes		134,252	46.52

Mortgage-backed obligations - 25.57%
Federal agency mortgage-backed obligations - 21.66%
Fannie Mae:
4.50%, 07/01/19	247	264	0.09
4.50%, 03/01/20	1,286	1,377	0.48
3.50%, 10/01/25	10,406	10,963	3.80
3.50%, 01/01/26	2,736	2,882	1.00
3.00%, 01/01/27	1,000	1,044	0.36
3.00%, 02/01/27	2,725	2,841	0.98
3.50%, 03/01/27	5,000	5,252	1.82
5.50%, 04/25/37	159	181	0.06
6.00%, 08/01/37	124	137	0.05
5.50%, 04/01/38	2,462	2,681	0.93
5.50%, 09/01/38	4,464	4,862	1.69
4.00%, 11/01/40	2,347	2,515	0.87
4.50%, 04/01/41	3,598	3,897	1.35
5.00%, 06/01/41	3,003	3,296	1.14
4.50%, 07/01/41	4,933	5,343	1.85
5.00%, 08/01/41	497	545	0.19
3.173%, 09/01/41	493	515	0.18
3.50%, 02/01/42 TBA	2,700	2,806	0.97
4.00%, 02/01/42 TBA	3,250	3,436	1.19
6.00%, 02/01/42 TBA	500	550	0.19
Freddie Mac:
1.873%, 01/25/18	493	506	0.18
2.699%, 05/25/18	770	811	0.28
3.974%, 01/25/211	510	569	0.20
6.00%, 02/15/37	133	149	0.05
4.50%, 02/01/42 TBA	2,825	3,006	1.04
Ginnie Mae:
4.50%, 10/20/39	1,628	1,781	0.62
4.50%, 01/20/40	273	299	0.10

		62,508	21.66

Commercial mortgage-backed securities - 3.91%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,229	1,306	0.45
5.54%, 09/11/41	250	285	0.10
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.399%, 07/15/441	1,035	1,157	0.40
5.617%, 10/15/48	500	563	0.20
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/462	1,668	1,775	0.62
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	385	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	476	476	0.16
JP Morgan Chase Commercial Mortgage Securities Corp, Series 144A, 3.672%, 02/15/462	500	531	0.18
JP Morgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	551	0.19
6.064%, 04/15/451	500	572	0.20
5.93%, 02/12/491	650	732	0.25
Morgan Stanley Capital I, 5.372%, 11/14/421	350	392	0.14
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/421	1,045	1,162	0.40
5.443%, 12/15/441	1,250	1,403	0.49

		11,290	3.91

Total mortgage-backed obligations		73,798	25.57

Corporate bonds & notes - 24.80%
Banks - 4.38%
Ally Financial, Inc., 2.20%, 12/19/12	2,205	2,245	0.78
Bank of America Corp.:
3.75%, 07/12/16	700	690	0.24
5.00%, 05/13/21	250	245	0.08
Barclays Bank PLC, 2.50%, 01/23/13	560	565	0.20
BNP Paribas SA, 3.25%, 03/11/15	380	378	0.13
Citigroup, Inc.:
6.00%, 12/13/13	290	308	0.11
4.75%, 05/19/15	250	263	0.09
4.587%, 12/15/15	350	368	0.13
3.953%, 06/15/16	440	453	0.16
Goldman Sachs Group Inc/The, 5.75%, 01/24/22	355	369	0.13
JP Morgan Chase & Co.:
3.40%, 06/24/15	785	820	0.28
4.625%, 05/10/21	125	130	0.04
JPMorgan Chase & Co., 4.50%, 01/24/22	355	367	0.13
Morgan Stanley:
3.80%, 04/29/16	640	623	0.22
5.75%, 01/25/21	250	250	0.09
Northern Trust Corp., 4.625%, 05/01/14	300	325	0.11
The Goldman Sachs Group, Inc.:
3.25%, 06/15/12	500	506	0.17
3.625%, 02/07/16	875	873	0.30
The Royal Bank of Scotland PLC:
3.25%, 01/11/14	730	724	0.25
4.375%, 03/16/16	300	304	0.11
UBS AG, 3.875%, 01/15/15	275	283	0.10
UBS AG/Stamford CT, 4.875%, 08/04/20	250	261	0.09
Wells Fargo & Co., 0.753%, 10/28/151	805	774	0.27
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	159	0.05
Westpac Banking Corp., 1.85%, 12/09/13	350	354	0.12

		12,637	4.38

Electric - 2.01%
Alabama Power Co., 4.85%, 12/15/12	420	436	0.15
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	262	0.09
Carolina Power & Light Co., 6.50%, 07/15/12	520	534	0.18
Consumers Energy Co., 5.65%, 09/15/18	355	422	0.15
Entergy Louisiana LLC, 1.875%, 12/15/14	350	352	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	354	0.12
Pacificorp, 5.65%, 07/15/18	735	887	0.31
PSEG Power LLC, 2.75%, 09/15/16	250	255	0.09
Public Service Co. of Colorado, 3.20%, 11/15/20	300	318	0.11
Teco Finance, Inc.:
6.75%, 05/01/15	250	280	0.10
4.00%, 03/15/16	385	409	0.14
Virginia Electric and Power Co.:
5.40%, 04/30/18	601	723	0.25
2.95%, 01/15/22	300	307	0.11
Wisconsin Electric Power Co., 2.95%, 09/15/21	250	258	0.09

		5,797	2.01

Diversified financial services - 1.97%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,254	0.78
General Electric Capital Corp.:
2.20%, 06/08/12	750	755	0.26
3.35%, 10/17/16	630	666	0.23
2.90%, 01/09/17	305	314	0.11
4.65%, 10/17/21	275	291	0.10
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	725	726	0.25
SLM Corp., 6.00%, 01/25/17	475	478	0.17
Woodside Finance Ltd, Series 144A, 4.60%, 05/10/212	185	192	0.07

		5,676	1.97

Telecommunications - 1.68%
AT&T, Inc.:
4.95%, 01/15/13	300	313	0.11
2.40%, 08/15/16	200	208	0.07
3.875%, 08/15/21	340	366	0.13
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	480	535	0.18
Cisco Systems, Inc.:
0.793%, 03/14/141	200	200	0.07
2.90%, 11/17/14	810	859	0.30
5.50%, 02/22/16	350	412	0.14
France Telecom SA, 4.375%, 07/08/14	300	320	0.11
Telecom Italia Capital SA, 6.175%, 06/18/14	250	252	0.09
Verizon Communications, Inc.:
1.25%, 11/03/14	200	202	0.07
4.90%, 09/15/15	350	393	0.14
Vodafone Group PLC:
5.00%, 09/15/15	300	338	0.12
5.625%, 02/27/17	375	445	0.15

		4,843	1.68

Oil & gas - 1.64%
Anadarko Petroleum Corp., 6.375%, 09/15/17	740	877	0.30
Apache Corp., 6.25%, 04/15/12	525	531	0.18
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	305	0.11
Cenovus Energy, Inc., 4.50%, 09/15/14	300	325	0.11
Chevron Corp., 3.95%, 03/03/14	815	872	0.30
Husky Energy, Inc., 7.25%, 12/15/19	250	316	0.11
Shell International Finance BV, 4.00%, 03/21/14	350	376	0.13
Statoil ASA:
2.90%, 10/15/14	435	460	0.16
3.125%, 08/17/17	300	324	0.11
Total Capital Canada Ltd., 1.625%, 01/28/14	350	359	0.13

		4,745	1.64

Media - 1.62%
Comcast Corp.:
5.30%, 01/15/14	405	437	0.15
5.85%, 11/15/15	300	345	0.12
NBCUniversal Media LLC, 5.15%, 04/30/20	350	402	0.14
News America, Inc.:
5.30%, 12/15/14	760	846	0.30
4.50%, 02/15/21	350	381	0.13
The Walt Disney Co.:
4.50%, 12/15/13	615	661	0.23
5.50%, 03/15/19	300	363	0.13
Time Warner Cable, Inc., 3.50%, 02/01/15	820	869	0.30
Time Warner, Inc., 5.875%, 11/15/16	300	355	0.12

		4,659	1.62

Beverages - 1.21%
Anheuser-Busch InBev Worldwide, Inc.:
0.927%, 07/14/141	580	580	0.20
4.125%, 01/15/15	300	327	0.11
Pepsi Co., Inc.:
0.875%, 10/25/13	500	503	0.17
2.50%, 05/10/16	750	793	0.28
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/172	300	306	0.11
SABMiller Holdings, Inc, Series 144A, 2.45%, 01/15/172	245	250	0.09
The Coca-Cola Co.:
3.625%, 03/15/14	360	384	0.13
1.50%, 11/15/15	350	359	0.12

		3,502	1.21

Pharmaceuticals - 1.21%
AstraZeneca PLC, 5.90%, 09/15/17	355	434	0.15
Mckesson Corp., 3.25%, 03/01/16	785	836	0.29
Novartis Capital Corp.:
4.125%, 02/10/14	380	407	0.14
2.90%, 04/24/15	545	585	0.20
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	359	0.13
Pfizer, Inc., 6.20%, 03/15/19	300	378	0.13
Sanofi-Aventis SA, 0.883%, 03/28/141	500	501	0.17

		3,500	1.21

REITS - 1.08%
Brandywine Operating Partnership LP, 4.95%, 04/15/18	250	251	0.09
ERP Operating LP, 5.25%, 09/15/14	300	323	0.11
Kimco Realty Corp., 5.584%, 11/23/15	1,023	1,109	0.39
Prologis LP:
7.625%, 08/15/14	260	285	0.10
6.875%, 03/15/20	350	403	0.14
Simon Property Group LP:
4.20%, 02/01/15	300	322	0.11
5.25%, 12/01/16	365	415	0.14

		3,108	1.08

Retail - 0.86%
Home Depot, Inc., 4.40%, 04/01/21	350	402	0.14
McDonald's Corp., 4.30%, 03/01/13	525	546	0.19
Target Corp., 6.00%, 01/15/18	350	431	0.15
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	720	740	0.25
5.80%, 02/15/18	300	371	0.13

		2,490	0.86

Chemicals - 0.70%
Dow Chemical Co/The, 4.125%, 11/15/21	610	644	0.22
Ecolab, Inc.:
2.375%, 12/08/14	715	742	0.26
3.00%, 12/08/16	180	190	0.07
Ei Du Pont De Nemours & Co., 0.993%, 03/25/141	440	442	0.15

		2,018	0.70

Transportation - 0.68%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	585	653	0.23
3.60%, 09/01/20	300	318	0.11
Canadian National Railway Co.:
4.95%, 01/15/14	670	725	0.25
5.55%, 05/15/18	50	60	0.02
2.85%, 12/15/21	200	206	0.07

		1,962	0.68

Aerospace/Defense - 0.60%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	465	578	0.20
4.40%, 02/15/20	15	17	0.01
United Technologies Corp.:
4.875%, 05/01/15	695	780	0.27
4.50%, 04/15/20	300	347	0.12

		1,728	0.60

Pipelines - 0.60%
Enbridge, Inc., 5.60%, 04/01/17	350	400	0.14
Energy Transfer Partners LP, 5.20%, 02/01/22	220	233	0.08
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	545	574	0.20
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	202	0.07
Williams Partners LP, 3.80%, 02/15/15	300	317	0.11

		1,726	0.60

Healthcare-services - 0.50%
Howard Hughes Medical Institute, 3.45%, 09/01/14	110	117	0.04
Unitedhealth Group, Inc.:
1.875%, 11/15/16	250	254	0.09
4.70%, 02/15/21	300	346	0.12
WellPoint, Inc.:
7.00%, 02/15/19	330	407	0.14
4.35%, 08/15/20	300	332	0.11

		1,456	0.50

Food - 0.50%
General Mills, Inc., 0.81%, 05/16/141	500	500	0.17
The Kroger Co.:
7.50%, 01/15/14	580	649	0.22
2.20%, 01/15/17	300	304	0.11

		1,453	0.50

Computers - 0.49%
Hewlett-Packard Co., 0.923%, 05/30/141	300	292	0.10
HP Enterprise Services LLC, Series B, 6.00%, 08/01/13	45	48	0.01
International Business Machines Corp.:
1.95%, 07/22/16	635	658	0.23
5.70%, 09/14/17	350	428	0.15

		1,426	0.49

Biotechnology - 0.38%
Amgen, Inc., 1.875%, 11/15/14	250	255	0.09
Biogen Idec, Inc., 6.00%, 03/01/13	625	656	0.23
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	104	0.03
3.05%, 12/01/16	80	84	0.03

		1,099	0.38

Miscellaneous manufacturing - 0.37%
Danaher Corp., 2.30%, 06/23/16	715	747	0.26
Honeywell International, Inc., 3.875%, 02/15/14	300	320	0.11

		1,067	0.37

Mining - 0.36%
Newcrest Finance Pty Ltd, Series 144A, 4.45%, 11/15/212	450	456	0.16
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	313	0.11
Teck Resources Ltd., 3.15%, 01/15/17	260	270	0.09

		1,039	0.36

Investment Companies - 0.28%
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	810	818	0.28

		818	0.28

Cosmetics/Personal Care - 0.28%
The Procter & Gamble Co., 1.80%, 11/15/15	765	796	0.28

		796	0.28

Insurance - 0.26%
Berkshire Hathaway, Inc., 0.882%, 02/11/131	730	736	0.26

		736	0.26

Environmental Control - 0.25%
Republic Services, Inc., 5.00%, 03/01/20	350	397	0.14
Waste Management, Inc., 4.60%, 03/01/21	300	335	0.11

		732	0.25

Iron/Steel - 0.24%
ArcelorMittal:
3.75%, 03/01/16	445	448	0.16
5.50%, 03/01/21	250	245	0.08

		693	0.24

Forest Products&Paper - 0.24%
International Paper Co., 4.75%, 02/15/22	625	678	0.24

		678	0.24

Auto Manufacturers - 0.21%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/142	300	300	0.11
Volkswagen International Finance NV, Series 144A, 1.191%, 04/01/14	300	294	0.10

		594	0.21

Healthcare-products - 0.10%
Johnson & Johnson, 0.547%, 05/15/141	300	302	0.10

		302	0.10

Internet - 0.09%
Google, Inc., 1.25%, 05/19/14	250	255	0.09

		255	0.09

Gas - 0.01%
National Grid PLC, 6.30%, 08/01/16	35	40	0.01

		40	0.01

Total corporate bonds & notes		71,575	24.80

Municipals - 0.96%
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 02/01/12 @ 100), Series 144A, 0.70%, 08/01/24	250	250	0.09
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.85%, 05/01/374	300	300	0.11
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	600	609	0.21
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	730	758	0.26
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	316	0.11
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	528	0.18

Total municipals		2,761	0.96

Government & government agency bonds & notes outside the U.S. - 0.06%
European Investment Bank, 3.125%, 06/04/14	160	167	0.06

Total government & government agency bonds & notes outside the U.S.		167	0.06

Asset-backed obligations - 0.29%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	75	83	0.03
AmeriCredit Automobile Receivables Trust, 5.56%, 06/06/14	69	70	0.02
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	673	676	0.24

Total asset-backed obligations		829	0.29

Total bonds & notes (cost: $272,823,543)		283,382	98.20

Short-term securities - 6.22%
Federal Home Loan Bank Discount Notes:3
0.01%, 02/22/12	5,100	5,100	1.77
0.01%, 02/24/12	2,300	2,300	0.80
0.01%, 02/29/12	2,000	2,000	0.69
Federal Home Loan Mortgage Corp. Discount Notes, 0.08%, 04/09/123	1,440	1,440	0.50
General Electric Co., 0.041%, 02/01/123	3,100	3,100	1.07
U.S. Treasury Bill, 0.01%, 04/19/123	4,000	3,999	1.39

Total Short-term securities (cost: $17,939,238)		17,939	6.22

Total investment securities (cost: $290,762,781)		301,321	104.42
Other assets less liabilities		(12,753)	(4.42)

Net assets		$288,568	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at January 31, 2012.
2
Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified insitutional buyers.  At January 31, 2012, the aggregate market value of these securities amounted to $4,355,227, representing 1.51% of net assets.

3			Zero coupon bond; interest rate represents current yield to maturity.
4			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Muni.	= Municipal
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Res.	= Resource
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Global Equity Fund
Schedule of Investments
at January 31, 2012 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 91.85%
Information Technology - 14.67%
International Business Machines Corp.	11,850	$2,282	1.56%
Google, Inc., Class A1	2,985	1,732	1.18
Keyence Corp.	6,700	1,669	1.14
Oracle Corp.	51,600	1,455	0.99
Broadcom Corp., Class A1	41,200	1,415	0.96
Samsung Electronics Co. Ltd. (GDR)	3,615	1,063	0.73
Murata Manufacturing Co. Ltd.	18,500	1,059	0.72
Apple, Inc.1	2,250	1,027	0.70
KLA-Tencor Corp.	19,000	971	0.66
Jack Henry & Associates, Inc.	26,000	889	0.61
Trend Micro, Inc.1	25,600	814	0.55
QUALCOMM, Inc.	13,000	765	0.52
Microchip Technology, Inc.	19,600	723	0.49
ASML Holding NV	16,800	722	0.49
Canon, Inc.	15,800	682	0.47
Premier Farnell PLC	175,600	572	0.39
Hitachi Ltd.	95,000	531	0.36
Accenture PLC, Class A	9,200	528	0.36
Visa, Inc., Class A	4,700	473	0.32
TE Connectivity Ltd.	12,300	419	0.29
National Instruments Corp.	13,300	358	0.24
SAP AG	5,850	353	0.24
Genpact Ltd.1	22,200	325	0.22
First Solar, Inc.1	7,100	300	0.21
Microsoft Corp.	8,800	260	0.18
Juniper Networks, Inc.1	6,100	128	0.09

		21,515	14.67

Financials - 13.76%
The Goldman Sachs Group, Inc.	22,300	2,486	1.70
HSBC Holdings PLC	270,139	2,255	1.54
JPMorgan Chase & Co.	45,400	1,693	1.15
AIA Group Ltd.	482,200	1,614	1.10
Standard Chartered PLC	63,900	1,545	1.05
ICICI Bank Ltd. (ADR)	42,100	1,524	1.04
Sampo OYJ, Class A	51,800	1,365	0.93
The Charles Schwab Corp.	87,300	1,017	0.69
American Tower Corp.	15,800	1,003	0.68
Bank of China Ltd., Class H	2,290,000	977	0.67
Marsh & McLennan Cos., Inc.	24,500	774	0.53
DBS Group Holdings Ltd.	71,157	767	0.52
The Progressive Corp.	28,400	576	0.39
BNP Paribas	12,883	546	0.37
Sun Hung Kai Properties Ltd.	37,000	514	0.35
BOC Hong Kong Holdings Ltd.	135,000	357	0.24
Aflac, Inc.	7,100	342	0.23
The Bank of East Asia Ltd.	68,400	280	0.19
The Allstate Corp.	7,700	222	0.15
Ace Ltd.	2,200	153	0.11
Aon Corp.	3,000	145	0.10
Swire Properties Ltd.1	14,350	36	0.03

		20,191	13.76

Industrials - 13.06%
Schneider Electric SA	24,183	1,502	1.02
Cae, Inc.	131,700	1,453	0.99
Kurita Water Industries Ltd.	53,000	1,439	0.98
SMC Corp.	8,100	1,406	0.96
United Technologies Corp.	15,500	1,214	0.83
FANUC Corp.	7,100	1,193	0.81
Nielsen Holdings NV1	32,800	951	0.65
Danaher Corp.	15,500	814	0.55
Eaton Corp.	16,200	794	0.54
Bouygues SA	25,363	788	0.54
Republic Services, Inc.	25,400	744	0.51
Emerson Electric Co.	12,400	637	0.43
JGC Corp.	22,000	606	0.41
FedEx Corp.	6,400	586	0.40
3M Co.	6,700	581	0.40
General Electric Co.	30,500	571	0.39
Illinois Tool Works, Inc.	10,400	552	0.38
Iron Mountain, Inc.	16,000	493	0.34
Caterpillar, Inc.	4,500	491	0.33
Union Pacific Corp.	4,000	457	0.31
Norfolk Southern Corp.	6,200	448	0.31
Assa Abloy AB, Class B	16,230	440	0.30
FirstGroup PLC	77,600	379	0.26
The Boeing Co.	4,400	326	0.22
Andritz AG	3,225	299	0.20

		19,164	13.06

Consumer Discretionary - 11.46%
Comcast Corp., Class A	60,100	1,598	1.09
Compagnie Financiere Richemont SA, Class A	26,367	1,492	1.02
The Home Depot, Inc.	30,700	1,363	0.93
Li & Fung Ltd.	588,000	1,284	0.87
Tiffany & Co.	19,700	1,257	0.86
Bayerische Motoren Werke AG	14,170	1,212	0.82
Hennes & Mauritz AB, Class B	35,429	1,160	0.79
Target Corp.	22,400	1,138	0.77
Carnival Corp.	33,700	1,018	0.69
Scripps Networks Interactive, Inc., Class A	16,500	716	0.49
LVMH Moet Hennessy Louis Vuitton SA	3,700	598	0.41
Stanley Black & Decker, Inc.	7,800	548	0.37
Signet Jewelers Ltd.	11,700	533	0.36
Time Warner Cable, Inc.	6,500	479	0.33
Nordstrom, Inc.	7,700	380	0.26
The Walt Disney Co.	9,700	377	0.26
Coach, Inc.	4,800	336	0.23
International Game Technology	18,300	292	0.20
SES SA	11,600	274	0.19
NIKE, Inc., Class B	2,300	239	0.16
Discovery Communications, Inc., Class A1	5,200	223	0.15
Whitbread PLC	8,400	218	0.15
McDonald's Corp.	700	69	0.05
The New York Times Co., Class A1	1,100	8	0.01

		16,812	11.46

Energy - 10.43%
Royal Dutch Shell PLC, Class A (ADR)	39,950	2,851	1.94
Schlumberger Ltd.	30,100	2,263	1.54
Cenovus Energy, Inc.	58,500	2,134	1.46
Noble Energy, Inc.	13,900	1,399	0.95
Halliburton Co.	36,300	1,335	0.91
Encana Corp.	64,800	1,241	0.85
BG Group PLC	48,900	1,098	0.75
Seadrill Ltd.	27,225	1,012	0.69
Chevron Corp.	6,150	634	0.43
Fugro NV	8,745	575	0.39
Dril-quip, Inc.1	6,000	396	0.27
Pengrowth Energy Corp.	36,300	364	0.25

		15,302	10.43

Health Care - 9.86%
Seattle Genetics, Inc.1	98,200	1,859	1.27
Shire PLC	54,700	1,815	1.24
Allergan, Inc.	15,000	1,319	0.90
Gilead Sciences, Inc.1	26,000	1,270	0.87
Bayer AG	16,610	1,163	0.79
Novartis AG	20,635	1,116	0.76
Express Scripts, Inc.1	18,400	941	0.64
Bristol-Myers Squibb Co.	28,400	916	0.63
Novo Nordisk A/S, Class B	7,320	866	0.59
Essilor International SA	10,245	750	0.51
Cerner Corp.1	12,300	749	0.51
Sonova Holding AG1	6,200	633	0.43
Sysmex Corp.	17,000	561	0.38
Roche Holding AG	1,990	337	0.23
DaVita, Inc.1	2,000	164	0.11

		14,459	9.86

Materials - 8.89%
Rio Tinto PLC	32,500	1,949	1.33
Allegheny Technologies, Inc.	31,100	1,412	0.96
Monsanto Co.	17,100	1,403	0.96
Air Liquide SA	10,300	1,296	0.88
Newcrest Mining Ltd.	34,689	1,242	0.85
Barrick Gold Corp.	23,800	1,174	0.80
Air Products & Chemicals, Inc.	9,500	836	0.57
Ecolab, Inc.	13,300	804	0.55
Linde AG	4,755	754	0.51
BHP Billiton Ltd.	18,491	736	0.50
Syngenta AG1	1,555	470	0.32
The Dow Chemical Co.	10,300	345	0.24
Nucor Corp.	7,700	343	0.23
Inmet Mining Corp.	4,200	281	0.19

		13,045	8.89

Consumer Staples - 6.03%
Danone SA	32,242	1,990	1.36
Nestle SA	27,205	1,559	1.06
Pernod-Ricard SA	14,291	1,372	0.94
Tingyi (Cayman Islands) Holding Corp.	252,000	739	0.50
Ajinomoto Co., Inc.	48,000	579	0.39
Philip Morris International, Inc.	6,500	486	0.33
Tesco PLC	86,500	436	0.30
Diageo PLC	15,600	345	0.24
Imperial Tobacco Group PLC	9,150	327	0.22
Reckitt Benckiser Group PLC	4,800	255	0.17
Colgate-Palmolive Co.	2,700	245	0.17
L'Oreal SA	2,107	224	0.15
PepsiCo, Inc.	3,100	204	0.14
Kraft Foods, Inc., Class A	2,100	81	0.06

		8,842	6.03

Telecommunication Services - 2.38%
Softbank Corp.	48,600	1,353	0.92
Koninklijke KPN NV	65,775	721	0.49
Telstra Corp. Ltd.	171,400	606	0.41
Tele Norte Leste Participacoes SA (ADR)	39,700	373	0.26
Swisscom AG	745	294	0.20
Telus Corp.	2,700	145	0.10

		3,492	2.38

Utilities - 1.31%
Hong Kong & China Gas Co. Ltd.	338,800	805	0.55
National Grid PLC	76,700	764	0.52
PG&E Corp.	5,200	211	0.14
GDF Suez	5,391	146	0.10

		1,926	1.31

Total Common Stocks (cost: $131,923,868)		134,748	91.85

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 9.00%
Emerson Electric Co., 0.05%, 02/14/122	$2,000	2,000	1.36
Federal Home Loan Bank Discount Notes:2
0.03%, 02/22/12	2,000	2,000	1.37
0.054%, 02/24/12	1,700	1,700	1.16
Federal Home Loan Mortgage Corp., Discount Notes, 0.075%, 04/02/122	500	500	0.34
Federal National Mortgage Association, Discount Notes, 0.01%, 06/13/122	1,600	1,600	1.09
General Electric Co., 0.041%, 02/01/122	3,100	3,100	2.11
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
National Australia Funding Corp., 0.15%, 02/21/122	$300	$300	0.21%
U.S. Treasury Bill, 0.053%, 04/19/122	2,000	1,999	1.36

Total Short-term securities (cost: $13,199,199)		13,199	9.00

Total investment securities (cost: $145,123,067)		147,947	100.85
Other assets less liabilities		(1,244)	(0.85)

Net assets		$146,703	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR- American Depositary Receipts
GDR- Global Depositary Receipts

Capital Non-U.S. Equity Fund
Schedule of Investments
at January 31, 2012 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.75%
Financials - 13.49%
HSBC Holdings PLC	169,161	$1,412	2.66%
AIA Group Ltd.	335,400	1,122	2.11
Sampo OYJ, Class A	32,450	855	1.61
Standard Chartered PLC	32,500	786	1.48
ICICI Bank Ltd. (ADR)	20,200	731	1.38
DBS Group Holdings Ltd.	48,286	520	0.98
BNP Paribas	9,431	399	0.75
Bank of China Ltd., Class H	800,000	341	0.64
Svenska Handelsbanken AB, A Shares	8,400	252	0.47
Sun Hung Kai Properties Ltd.	18,000	250	0.47
Australia & New Zealand Banking Group Ltd.	10,808	246	0.46
The Bank of East Asia Ltd.	38,000	155	0.29
Banco Bradesco SA (ADR)	4,500	81	0.15
Swire Properties Ltd.1	8,750	22	0.04

		7,172	13.49

Industrials - 13.22%
FANUC Corp.	5,900	992	1.87
Assa Abloy AB, Class B	35,822	972	1.83
Kurita Water Industries Ltd.	33,000	896	1.69
SMC Corp.	5,100	885	1.67
Schneider Electric SA	11,850	736	1.38
Cae, Inc.	66,200	730	1.37
JGC Corp.	20,000	551	1.04
Bouygues SA	15,965	496	0.93
Andritz AG	4,840	449	0.84
FirstGroup PLC	50,200	245	0.46
Nidec Corp.	800	77	0.14

		7,029	13.22

Consumer Staples - 12.23%
Pernod-Ricard SA	12,577	1,207	2.27
Danone SA	17,562	1,084	2.04
Nestle SA	18,484	1,059	1.99
Diageo PLC	27,300	603	1.14
Tingyi (Cayman Islands) Holding Corp.	198,000	581	1.09
Imperial Tobacco Group PLC	13,442	481	0.91
Tesco PLC	93,600	471	0.89
L'Oreal SA	4,311	459	0.86
Ajinomoto Co., Inc.	27,000	326	0.61
Reckitt Benckiser Group PLC	4,300	229	0.43

		6,500	12.23

Energy - 11.12%
BG Group PLC	54,600	1,226	2.31
Seadrill Ltd.	31,644	1,176	2.21
Royal Dutch Shell PLC, Class A (ADR)	15,900	1,135	2.14
Fugro NV	16,292	1,071	2.02
Cenovus Energy, Inc.	21,300	777	1.46
Encana Corp.	27,300	523	0.98

		5,908	11.12

Information Technology - 10.80%
Murata Manufacturing Co. Ltd.	19,600	1,122	2.11
Samsung Electronics Co. Ltd. (GDR)	3,569	1,049	1.97
Keyence Corp.	4,000	997	1.88
Hitachi Ltd.	118,000	660	1.24
ASML Holding NV	12,800	550	1.03
Canon, Inc.	9,900	427	0.80
Trend Micro, Inc.1	11,800	375	0.71
SAP AG	5,506	333	0.63
Premier Farnell PLC	70,600	230	0.43

		5,743	10.80

Materials - 9.99%
Rio Tinto PLC	15,500	929	1.75
Syngenta AG1	2,973	899	1.69
Barrick Gold Corp.	13,700	676	1.27
Air Liquide SA	4,532	570	1.07
BHP Billiton Ltd.	13,924	554	1.04
Newcrest Mining Ltd.	15,165	543	1.02
Inmet Mining Corp.	8,000	535	1.01
Linde AG	2,833	450	0.85
Anglo American PLC	3,700	153	0.29

		5,309	9.99

Health Care - 9.34%
Shire PLC	33,800	1,122	2.11
Novo Nordisk A/S, Class B	7,369	871	1.64
Novartis AG	12,910	698	1.31
Bayer AG	9,841	689	1.30
Roche Holding AG	3,229	547	1.03
Essilor International SA	6,359	466	0.88
Sysmex Corp.	12,100	399	0.75
Sonova Holding AG1	1,675	171	0.32

		4,963	9.34

Consumer Discretionary - 9.26%
Compagnie Financiere Richemont SA, Class A	21,120	1,195	2.25
Hennes & Mauritz AB, Class B	19,573	641	1.21
Bayerische Motoren Werke AG	7,229	618	1.16
Li & Fung Ltd.	248,000	542	1.02
LVMH Moet Hennessy Louis Vuitton SA	3,125	505	0.95
SES SA	15,722	371	0.70
Carnival PLC	10,400	310	0.58
Whitbread PLC	10,800	280	0.53
Wolters Kluwer NV	14,000	254	0.48
Inditex SA	2,338	204	0.38

		4,920	9.26

Telecommunication Services - 4.13%
Softbank Corp.	32,000	891	1.68
Koninklijke KPN NV	39,000	427	0.80
Swisscom AG	712	281	0.53
Telstra Corp. Ltd.	78,559	278	0.52
Telus Corp.	3,200	172	0.32
Tele Norte Leste Participacoes SA (ADR)	15,800	148	0.28

		2,197	4.13

Utilities - 2.17%
Hong Kong & China Gas Co. Ltd.	246,000	584	1.10
National Grid PLC	45,700	455	0.86
GDF Suez	4,175	114	0.21

		1,153	2.17

Total Common Stocks (cost: $52,223,735)		50,894	95.75

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 3.95%
Federal Home Loan Mortgage Corp. Discount Notes, 0.05%, 07/10/122	$500	500	0.94
NetJets, Inc., 0.08%, 03/01/122	1,000	1,000	1.88
University of California, 0.10%, 03/20/122	600	600	1.13

Total Short-term securities (cost: $2,099,745)		2,100	3.95

Total investment securities (cost: $54,323,480)		52,994	99.70
Other assets less liabilities		160	0.30

Net assets		$53,154	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR- American Depositary Receipts
GDR- Global Depositary Receipts

Capital U.S. Equity Fund
Schedule of Investments
at January 31, 2012 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 91.94%
Information Technology - 17.75%
International Business Machines Corp.	9,500	$1,830	2.53%
Google, Inc., Class A1	2,050	1,189	1.65
Microsoft Corp.	37,800	1,116	1.54
Oracle Corp.	33,400	942	1.30
Jack Henry & Associates, Inc.	26,100	892	1.24
Broadcom Corp., Class A1	25,600	879	1.22
QUALCOMM, Inc.	14,600	859	1.19
Apple, Inc.1	1,700	776	1.07
Visa, Inc., Class A	7,600	765	1.06
KLA-Tencor Corp.	13,300	680	0.94
Accenture PLC, Class A	11,300	648	0.90
Maxim Integrated Products, Inc.	21,200	569	0.79
Microchip Technology, Inc.	15,300	565	0.78
First Solar, Inc.1	9,200	389	0.54
SAP AG (ADR)1	6,300	381	0.53
TE Connectivity Ltd.	10,000	341	0.47

		12,821	17.75

Industrials - 14.38%
United Technologies Corp.	15,500	1,214	1.68
Emerson Electric Co.	22,900	1,177	1.63
Danaher Corp.	21,600	1,134	1.57
Iron Mountain, Inc.	30,000	925	1.28
3M Co.	8,900	772	1.07
Eaton Corp.	14,200	696	0.97
Nielsen Holdings NV1	23,000	666	0.92
Republic Services, Inc.	22,500	659	0.91
Norfolk Southern Corp.	8,700	628	0.87
Caterpillar, Inc.	5,500	600	0.83
Union Pacific Corp.	3,400	389	0.54
The Boeing Co.	4,700	349	0.48
FedEx Corp.	3,500	320	0.44
Illinois Tool Works, Inc.	6,000	318	0.44
United Parcel Service, Inc., Class B	3,700	280	0.39
Cae, Inc.	23,300	255	0.36

		10,382	14.38

Consumer Discretionary - 13.16%
Comcast Corp., Class A	52,800	1,404	1.94
Target Corp.	23,900	1,214	1.68
Carnival Corp.	38,100	1,151	1.59
The Home Depot, Inc.	25,900	1,150	1.59
Tiffany & Co.	14,000	893	1.24
Stanley Black & Decker, Inc.	12,400	870	1.21
The Walt Disney Co.	15,400	599	0.83
Coach, Inc.	8,500	595	0.82
Scripps Networks Interactive, Inc., Class A	11,600	503	0.70
Signet Jewelers Ltd.	10,700	488	0.68
NIKE, Inc., Class B	3,000	312	0.43
Time Warner Cable, Inc.	3,000	221	0.31
International Game Technology	6,400	102	0.14

		9,502	13.16

Energy - 12.13%
Schlumberger Ltd.	20,200	1,518	2.10
Cenovus Energy, Inc.	32,700	1,192	1.65
Chevron Corp.	9,900	1,020	1.41
Noble Energy, Inc.	9,300	936	1.30
Royal Dutch Shell PLC, Class A (ADR)	12,900	921	1.27
Halliburton Co.	23,200	853	1.18
Royal Dutch Shell PLC, Class B (ADR)	11,600	851	1.18
EOG Resources, Inc.	4,800	509	0.70
Dril-quip, Inc.1	6,800	449	0.62
Exxon Mobil Corp.	4,700	394	0.55
Encana Corp.	6,300	121	0.17

		8,764	12.13

Health Care - 11.31%
Shire PLC	13,400	1,334	1.85
Allergan, Inc.	14,100	1,239	1.72
Bristol-Myers Squibb Co.	37,700	1,215	1.68
Express Scripts, Inc.1	17,800	911	1.26
Gilead Sciences, Inc.1	15,900	776	1.07
Seattle Genetics, Inc.1	40,500	767	1.06
Cerner Corp.1	12,200	743	1.03
UnitedHealth Group, Inc.	10,700	554	0.77
Pfizer, Inc.	15,400	330	0.46
Novo Nordisk A/S	2,500	298	0.41

		8,167	11.31

Financials - 10.59%
JPMorgan Chase & Co.	36,000	1,343	1.86
The Goldman Sachs Group, Inc.	11,900	1,327	1.84
American Tower Corp.	18,200	1,156	1.60
BB&T Corp.	34,900	949	1.31
Marsh & McLennan Cos., Inc.	21,500	679	0.94
The Charles Schwab Corp.	48,300	563	0.78
The Progressive Corp.	19,400	393	0.55
Aflac, Inc.	8,000	386	0.53
Ace Ltd.	5,000	348	0.48
The Allstate Corp.	10,200	294	0.41
Aon Corp.	4,300	208	0.29

		7,646	10.59

Materials - 8.17%
Allegheny Technologies, Inc.	27,100	1,230	1.70
Monsanto Co.	14,000	1,149	1.59
Air Products & Chemicals, Inc.	11,200	986	1.37
Barrick Gold Corp.	16,300	803	1.11
Ecolab, Inc.	9,800	592	0.82
Nucor Corp.	9,900	441	0.61
Rio Tinto PLC	6,800	411	0.57
The Dow Chemical Co.	8,600	288	0.40

		5,900	8.17

Consumer Staples - 2.71%
Nestle SA (ADR)	9,500	547	0.76
Philip Morris International, Inc.	6,400	479	0.66
Colgate-Palmolive Co.	4,300	390	0.54
PepsiCo, Inc.	4,300	282	0.39
General Mills, Inc.	3,700	147	0.20
Diageo PLC (ADR)	1,300	115	0.16

		1,960	2.71

Utilities - 1.74%
PG&E Corp.	14,600	594	0.82
National Grid PLC	8,100	404	0.56
Edison International	6,300	258	0.36

		1,256	1.74

Total Common Stocks (cost: $59,521,476)		66,398	91.94

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 7.34%
Coca-Cola Co., 0.101%, 04/16/122	$1,000	1,000	1.39
John Deere Credit Ltd., 0.101%, 03/05/122	2,000	2,000	2.77
The Walt Disney Co., 0.091%, 04/20/122	600	600	0.83
U.S. Treasury Bill, 0.01%, 07/19/122	1,700	1,699	2.35

Total Short-term securities (cost: $5,298,931)		5,299	7.34

Total investment securities (cost: $64,820,407)		71,697	99.28
Other assets less liabilities		521	0.72

Net assets		$72,218	100.00%

1	Non-income producing security.
2	Zero coupon bond; interest rate represents current yield to maturity.

ADR- American Depositary Receipts

Valuation disclosures

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.  Security transactions are recorded by the funds as of the date the trades are executed with brokers.  Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the Funds’ Board of Trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.  Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of January 31, 2012  (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$253,325	$–	$253,325
Short-term investments	–	26,910	–	26,910
Total Investments	$–	$280,235	$–	$280,235

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$127,631	$–	$127,631
Short-term investments	–	20,170	–	20,170
Total Investments	$–	$147,801	$–	$147,801

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$164,496	$–	$164,496
Short-term investments	–	11,270	–	11,270
Total Investments	$–	$175,766	$–	$175,766

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$62,549	$–	$62,549
Short-term investments	–	5,575	–	5,575
Total Investments	$–	$68,124	$–	$68,124

	Level 1	Level 2	Level 3	Total
Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$134,252	$–	$134,252
Mortgage-backed obligations	–	73,798	–	73,798
Corporate bonds & notes	–	71,575	–	71,575
Municipals	–	2,761	–	2,761
Government agency bonds & notes outside the U.S.	–	167	–	167
Asset-backed obligations	–	829	–	829
Short-term investments	–	17,939	–	17,939
Total investments	$–	$301,321	$–	$301,321

Capital Global Equity Fund
Common Stocks	$134,748	$–	$–	$134,748
Short-term investments	–	13,199	–	13,199
Total Investments	$134,748	$13,199	$–	$147,947

Capital Non-U.S. Equity Fund
Common Stocks	$50,894	$–	$–	$50,894
Short-term investments	–	2,100	–	2,100
Total Investments	$50,894	$2,100	$–	$52,994

Capital U.S. Equity Fund
Common Stocks	$66,398	$–	$–	$66,398
Short-term investments	–	5,299	–	5,299
Total Investments	$66,398	$5,299	$–	$71,697

At January 31, 2012, Capital Global Equity Fund transferred $59,801 from Level 2 to Level 1 and Capital Non-U.S. Equity Fund transferred $43,500 from Level 2 to Level 1.  The Funds’ recognize transfers between the Levels as of the end of the reporting period.  The transfer occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedure, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.  There were no Level 3 securities held in the Funds during the period ended January 31, 2012.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at January 31, 2012 were as follows (dollars in thousands):

Fund	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation		Net unrealized appreciation (depreciation)
Capital Core Municipal Fund	$267,783	$12,477	$(25)		$12,452
Capital Short-Term Municipal Fund	144,365	3,452	(16)		3,436
Capital California Core Municipal Fund	168,066	7,701	(1)		7,700
Capital California Short-Term Municipal Fund	66,668	1,456	(–	)1	1,456
Capital Core Bond Fund	290,763	10,616	(58)		10,558
Capital Global Equity Fund	145,123	6,432	(3,608)		2,824
Capital Non-U.S. Equity Fund	54,324	1,360	(2,690)		(1,330)
Capital U.S. Equity Fund	64,821	8,136	(1,260)		6,876

1 Amount rounds to less than $1,000.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 30, 2012

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: March 30, 2012